Janus Henderson Short Duration Flexible Bond Fund

Schedule of Investments (unaudited)

September 30, 2023

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 40.9%
208 Park Avenue Mortgage Trust 2017-280P,
CME Term SOFR 1 Month + 0.9300%, 6.5100%, 9/15/34 (144A)‡	$2,890,000	$2,804,608
A&D Mortgage Trust 2023-NQM2 A1, 6.1320%, 5/25/68 (144A)Ç	1,986,236	1,957,358
ACC Auto Trust 2022-A A, 4.5800%, 7/15/26 (144A)	764,073	756,579
ACHV ABS Trust 2023-2PL A, 6.4200%, 5/20/30 (144A)	502,192	501,863
ACHV ABS Trust 2023-3PL A, 6.6000%, 8/19/30 (144A)	556,949	556,586
ACHV Trust 2023-1PL A, 6.4200%, 3/18/30 (144A)	124,409	124,376
ACM Auto Trust 2023-1A A, 6.6100%, 1/22/30 (144A)	1,246,693	1,244,705
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49 (144A)‡	135,178	127,988
Angel Oak Mortgage Trust I LLC 2019-6,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59 (144A)‡	119,410	113,924
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46 (144A)	546,366	477,581
ARES CLO Ltd 2021-60A A,
CME Term SOFR 3 Month + 1.3816%, 6.6915%, 7/18/34 (144A)‡	491,000	486,334
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28 (144A)	1,460,713	1,428,752
Atalaya Equipment Leasing Fund I LP 2021-1A A2, 1.2300%, 5/15/26 (144A)	335,528	330,437
BPR Trust 2022-OANA A,
CME Term SOFR 1 Month + 1.8980%, 7.2302%, 4/15/37 (144A)‡	3,717,000	3,649,570
BPR Trust 2023-BRK2 A, 0%, 11/5/28 (144A)‡	1,788,000	1,787,910
BX Commercial Mortgage Trust 2019-XL,
CME Term SOFR 1 Month + 1.0345%, 6.3667%, 10/15/36 (144A)‡	3,078,999	3,070,745
BX Commercial Mortgage Trust 2019-XL,
CME Term SOFR 1 Month + 1.1945%, 6.5267%, 10/15/36 (144A)‡	850,000	844,663
BX Commercial Mortgage Trust 2021-21M A,
CME Term SOFR 1 Month + 0.8445%, 6.1765%, 10/15/36 (144A)‡	1,868,489	1,827,990
BX Commercial Mortgage Trust 2021-LBA AJV,
CME Term SOFR 1 Month + 0.9145%, 6.2475%, 2/15/36 (144A)‡	1,598,000	1,568,370
BX Commercial Mortgage Trust 2021-LBA AV,
CME Term SOFR 1 Month + 0.9145%, 6.2475%, 2/15/36 (144A)‡	1,436,901	1,411,545
BX Commercial Mortgage Trust 2021-VOLT F,
CME Term SOFR 1 Month + 2.5145%, 7.8467%, 9/15/36 (144A)‡	3,235,000	3,062,463
BX Commercial Mortgage Trust 2022-FOX2 A2,
CME Term SOFR 1 Month + 0.7492%, 6.0814%, 4/15/39 (144A)‡	1,816,429	1,756,975
CBAM CLO Management 2019-11RA A2,
CME Term SOFR 3 Month + 1.7616%, 7.0878%, 1/20/35 (144A)‡	4,325,000	4,200,077
CENT Trust 2023-CITY A,
CME Term SOFR 1 Month + 2.6200%, 7.9522%, 9/15/28 (144A)‡	1,845,000	1,849,159
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61 (144A)	2,170,457	1,901,520
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61 (144A)	796,368	633,125
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62 (144A)	12,308,912	11,905,344
Chase Auto Credit Linked Notes 2020-2 B, 0.8400%, 2/25/28 (144A)	116,307	115,137
Chase Auto Credit Linked Notes 2021-1 B, 0.8750%, 9/25/28 (144A)	489,484	477,302
Chase Auto Credit Linked Notes 2021-2 B, 0.8890%, 12/26/28 (144A)	406,493	394,809
Chase Mortgage Finance Corp 2020-CL1 M1,
CME Term SOFR 1 Month + 2.3645%, 7.6842%, 10/25/57 (144A)‡	2,965,340	3,004,684
CIFC Funding Ltd 2016-1A BRR,
CME Term SOFR 3 Month + 1.9616%, 7.2951%, 10/21/31 (144A)‡	1,278,000	1,266,409
CIFC Funding Ltd 2021-7A B,
CME Term SOFR 3 Month + 1.8616%, 7.2072%, 1/23/35 (144A)‡	1,432,000	1,399,230
CIM Trust 2021-NR1 A1, 2.5690%, 7/25/55 (144A)Ç	810,276	786,386
Cold Storage Trust 2020-ICE5 A,
CME Term SOFR 1 Month + 1.0145%, 6.3467%, 11/15/37 (144A)‡	3,282,205	3,251,429
Cold Storage Trust 2020-ICE5 B,
CME Term SOFR 1 Month + 1.4145%, 6.7467%, 11/15/37 (144A)‡	1,683,863	1,666,043
Cold Storage Trust 2020-ICE5 C,
CME Term SOFR 1 Month + 1.7645%, 7.0967%, 11/15/37 (144A)‡	1,690,744	1,671,756
COLEM Mortgage Trust 2022-HLNE A, 2.5430%, 4/12/42 (144A)‡	4,914,000	3,840,630
Connecticut Avenue Securities Trust 2018-R07,
US 30 Day Average SOFR + 2.5145%, 7.8294%, 4/25/31 (144A)‡	19,581	19,598
Connecticut Avenue Securities Trust 2019-R03,
US 30 Day Average SOFR + 2.2645%, 7.5794%, 9/25/31 (144A)‡	16,603	16,603
Connecticut Avenue Securities Trust 2019-R07,
US 30 Day Average SOFR + 2.2145%, 7.5294%, 10/25/39 (144A)‡	1,148	1,150
Connecticut Avenue Securities Trust 2021-R02 2M1,
US 30 Day Average SOFR + 0.9000%, 6.2150%, 11/25/41 (144A)‡	1,419,890	1,409,986
Connecticut Avenue Securities Trust 2021-R02 2M2,
US 30 Day Average SOFR + 2.0000%, 7.3150%, 11/25/41 (144A)‡	2,548,000	2,489,700

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Connecticut Avenue Securities Trust 2021-R03 1M2,
US 30 Day Average SOFR + 1.6500%, 6.9650%, 12/25/41 (144A)‡	$951,000	$929,254
Connecticut Avenue Securities Trust 2022-R01 1B1,
US 30 Day Average SOFR + 3.1500%, 8.4650%, 12/25/41 (144A)‡	1,759,000	1,753,480
Connecticut Avenue Securities Trust 2022-R01 1M2,
US 30 Day Average SOFR + 1.9000%, 7.2150%, 12/25/41 (144A)‡	1,997,000	1,962,933
Connecticut Avenue Securities Trust 2022-R03 1M1,
US 30 Day Average SOFR + 2.1000%, 7.4150%, 3/25/42 (144A)‡	1,643,495	1,657,790
Connecticut Avenue Securities Trust 2022-R04 1M1,
US 30 Day Average SOFR + 2.0000%, 7.3150%, 3/25/42 (144A)‡	736,351	741,346
Connecticut Avenue Securities Trust 2022-R05 2M1,
US 30 Day Average SOFR + 1.9000%, 7.2150%, 4/25/42 (144A)‡	144,284	144,588
Connecticut Avenue Securities Trust 2022-R06 1M1,
US 30 Day Average SOFR + 2.7500%, 8.0650%, 5/25/42 (144A)‡	654,389	670,775
Connecticut Avenue Securities Trust 2022-R08 1M1,
US 30 Day Average SOFR + 2.5500%, 7.8650%, 7/25/42 (144A)‡	832,567	847,282
Connecticut Avenue Securities Trust 2023-R01 1M1,
US 30 Day Average SOFR + 2.4000%, 7.7150%, 12/25/42 (144A)‡	845,795	859,918
Connecticut Avenue Securities Trust 2023-R03 2M1,
US 30 Day Average SOFR + 2.5000%, 7.8150%, 4/25/43 (144A)‡	1,928,501	1,951,336
Connecticut Avenue Securities Trust 2023-R06 1M1,
US 30 Day Average SOFR + 1.7000%, 7.0150%, 7/25/43 (144A)‡	1,180,488	1,179,315
CP EF Asset Securitization I LLC 2002-1A A, 5.9600%, 4/15/30 (144A)	1,877,007	1,848,078
Credit Suisse Commercial Mortgage Trust 2019-ICE4,
CME Term SOFR 1 Month + 1.0270%, 6.3600%, 5/15/36 (144A)‡	3,693,810	3,684,638
Credit Suisse Commercial Mortgage Trust 2019-ICE4 C,
CME Term SOFR 1 Month + 1.4770%, 6.8100%, 5/15/36 (144A)‡	4,095,810	4,070,309
Credit Suisse Commercial Mortgage Trust 2020-TMIC A,
CME Term SOFR 1 Month + 3.6145%, 8.9475%, 12/15/35 (144A)‡	2,743,000	2,738,490
Credit Suisse Commercial Mortgage Trust 2021-WEHO A,
CME Term SOFR 1 Month + 4.0838%, 9.4168%, 4/15/26 (144A)‡	1,391,565	1,374,456
DB Master Finance LLC 2017-1A A2II, 4.0300%, 11/20/47 (144A)	4,842,180	4,407,466
DBCCRE Mortgage Trust 2014-ARCP E, 5.0990%, 1/10/34 (144A)‡	4,240,000	4,110,172
DC Commercial Mortgage Trust 2023-DC A, 6.3143%, 9/12/40 (144A)	1,548,000	1,541,256
DC Commercial Mortgage Trust 2023-DC B, 6.8043%, 9/12/40 (144A)	1,459,617	1,453,213
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49 (144A)	2,114,000	1,806,777
Diamond Resorts Owner Trust 2021-1A A, 1.5100%, 11/21/33 (144A)	505,543	464,540
Donlen Fleet Lease Funding 2021-2 B, 0.9800%, 12/11/34 (144A)	1,572,000	1,510,553
Donlen Fleet Lease Funding 2021-2 C, 1.2000%, 12/11/34 (144A)	1,471,000	1,407,472
Drive Auto Receivables Trust 2020-1, 2.7000%, 5/17/27	1,547,009	1,525,889
DROP Mortgage Trust 2021-FILE A,
CME Term SOFR 1 Month + 1.2645%, 6.5965%, 10/15/43 (144A)‡	3,929,000	3,649,254
Elmwood CLO VIII Ltd 2019-2A AR,
CME Term SOFR 3 Month + 1.4116%, 6.7378%, 4/20/34 (144A)‡	740,000	736,639
Exeter Automobile Receivables Trust 2020-2A E, 7.1900%, 9/15/27 (144A)	2,687,000	2,700,967
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	1,081,000	1,028,963
Extended Stay America Trust 2021-ESH E,
CME Term SOFR 1 Month + 2.9645%, 8.2965%, 7/15/38 (144A)‡	3,219,302	3,171,197
First Investors Auto Owner Trust 2022-1A A, 2.0300%, 1/15/27 (144A)	1,492,137	1,456,182
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51 (144A)‡	5,329,145	4,193,313
Foursight Capital Auto Receivables Trust 2021-1 B, 0.8700%, 1/15/26 (144A)	139,411	139,167
Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA4 M2,
US 30 Day Average SOFR + 2.0645%, 7.3794%, 10/25/49 (144A)‡	59,678	59,751
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA6 M2,
US 30 Day Average SOFR + 2.0000%, 7.3150%, 12/25/50 (144A)‡	958,579	965,148
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA2 M2,
US 30 Day Average SOFR + 3.2145%, 8.5294%, 3/25/50 (144A)‡	1,613,946	1,665,227
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 M2,
US 30 Day Average SOFR + 2.6000%, 7.9150%, 11/25/50 (144A)‡	1,023,985	1,036,768
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 7.6150%, 8/25/33 (144A)‡	1,507,866	1,520,062
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA1 M2,
US 30 Day Average SOFR + 2.2500%, 7.5650%, 8/25/33 (144A)‡	625,263	621,298
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA2 M2,
US 30 Day Average SOFR + 2.0500%, 7.3650%, 12/25/33 (144A)‡	2,592,000	2,526,506
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA5 M1A,
US 30 Day Average SOFR + 2.9500%, 8.2650%, 6/25/42 (144A)‡	1,070,997	1,096,796
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A,
US 30 Day Average SOFR + 2.1000%, 7.4150%, 3/25/42 (144A)‡	720,752	726,832
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA3 M1A,
US 30 Day Average SOFR + 2.3000%, 7.6150%, 8/25/42 (144A)‡	704,716	713,965
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A,
US 30 Day Average SOFR + 2.1000%, 7.4150%, 4/25/43 (144A)‡	1,552,201	1,566,740
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A,
US 30 Day Average SOFR + 2.0000%, 7.3150%, 6/25/43 (144A)‡	1,754,871	1,763,266

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
FREED ABS Trust 2022-2CP B, 4.4900%, 5/18/29 (144A)	$4,268,679	$4,244,688
GCAT 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	4,645,794	3,680,563
Great Wolf Trust,
CME Term SOFR 1 Month + 1.1485%, 6.4805%, 12/15/36 (144A)‡	5,929,000	5,900,661
Hilton Grand Vacations Trust 2020-AA, 2.7400%, 2/25/39 (144A)	1,402,818	1,309,961
Hudson Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34 (144A)	593,000	527,040
Imerial Fund LLC 2023-NQM1 A1, 5.9410%, 2/25/68 (144A)Ç	1,001,698	980,627
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE A,
3.2865%, 1/10/37 (144A)	991,000	931,492
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE B,
3.6401%, 1/10/37 (144A)	2,560,000	2,372,379
JP Morgan Mortgage Trust 2019-LTV2, 3.5000%, 12/25/49 (144A)‡	4,123	4,093
KNDL Mortgage Trust 2019-KNSQ A,
CME Term SOFR 1 Month + 0.9960%, 6.3280%, 5/15/36 (144A)‡	3,838,000	3,819,221
LAD Auto Receivables Trust 2021-1A A, 1.3000%, 8/17/26 (144A)	321,106	314,845
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27 (144A)	2,181,388	2,164,456
Lendbuzz Securitization Trust 2021-1A A, 1.4600%, 6/15/26 (144A)	1,641,819	1,577,937
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27 (144A)‡	1,633,069	1,583,491
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28 (144A)	2,954,144	2,945,140
Life Financial Services Trust 2021-BMR A,
CME Term SOFR 1 Month + 0.8145%, 6.1465%, 3/15/38 (144A)‡	3,554,420	3,481,326
Life Financial Services Trust 2021-BMR C,
CME Term SOFR 1 Month + 1.2145%, 6.5465%, 3/15/38 (144A)‡	1,980,685	1,920,412
Life Financial Services Trust 2022-BMR2 A1,
CME Term SOFR 1 Month + 1.2952%, 6.6274%, 5/15/39 (144A)‡	2,823,000	2,772,867
Life Financial Services Trust 2022-BMR2 B,
CME Term SOFR 1 Month + 1.7939%, 7.1261%, 5/15/39 (144A)‡	1,059,000	1,036,995
M&T Equipment Notes 2023-1A A2, 6.0900%, 7/15/30 (144A)	2,070,000	2,060,585
Marlette Funding Trust 2023-1A A, 6.0700%, 4/15/33 (144A)	1,862,112	1,859,490
Marlette Funding Trust 2023-2A B, 6.5400%, 6/15/33 (144A)	1,275,000	1,271,329
MED Trust 2021-MDLN E,
CME Term SOFR 1 Month + 3.2645%, 8.5965%, 11/15/38 (144A)‡	2,634,357	2,507,693
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11,
US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51 (144A)‡	1,681,173	1,540,683
Mello Mortgage Capital Acceptance Trust 2021-INV4 A3,
2.5000%, 12/25/51 (144A)‡	1,787,422	1,349,142
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2,
3.0000%, 3/25/52 (144A)‡	3,219,135	2,532,906
Mercury Financial Credit Card Master Trust 2023-1A A,
8.0400%, 9/20/27 (144A)	2,674,000	2,690,367
MHC Commercial Mortgage Trust 2021-MHC A,
CME Term SOFR 1 Month + 0.9154%, 6.2474%, 4/15/38 (144A)‡	2,936,248	2,897,083
MHC Commercial Mortgage Trust 2021-MHC C,
CME Term SOFR 1 Month + 1.4654%, 6.7974%, 4/15/38 (144A)‡	1,657,779	1,627,003
Mission Lane Credit Card Master Trust 2023-A A, 7.2300%, 7/17/28 (144A)	2,136,000	2,113,841
NCMF Trust 2022-MFP A,
CME Term SOFR 1 Month + 1.7420%, 7.0742%, 3/15/39 (144A)‡	855,000	845,701
Neuberger Berman CLO Ltd 2019-33A BR,
CME Term SOFR 3 Month + 1.8616%, 7.1696%, 10/16/33 (144A)‡	3,800,000	3,766,404
NMEF Funding LLC 2022-A A2, 2.5800%, 10/16/28 (144A)	1,897,739	1,860,331
NRZ Excess Spread Collateralized Notes 2020-PLS1 A,
3.8440%, 12/25/25 (144A)	312,566	291,383
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26 (144A)	660,297	590,507
Oak Street Investment Grade Net Lease Fund 2020-1A A1,
1.8500%, 11/20/50 (144A)	1,053,253	946,972
Oasis Securitization 2021-2A A, 2.1430%, 10/15/33 (144A)	560,024	558,085
Oasis Securitization 2022-1A A, 4.7500%, 5/15/34 (144A)	830,121	822,041
Oasis Securitization 2022-2A A, 6.8500%, 10/15/34 (144A)	1,406,292	1,404,259
Oasis Securitization 2023-1A A, 7.0000%, 2/15/35 (144A)	3,040,423	3,025,149
OCCU Auto Receivables Trust 2023-1A A3, 6.2300%, 6/15/28 (144A)	1,784,000	1,785,219
Oceanview Mortgage Trust 2021-4 A11,
US 30 Day Average SOFR + 0.8500%, 5.0000%, 10/25/51 (144A)‡	1,845,395	1,686,078
Oceanview Mortgage Trust 2021-5 AF,
US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51 (144A)‡	1,802,143	1,647,268
Oceanview Mortgage Trust 2022-1 A1, 3.0000%, 12/25/51 (144A)‡	1,875,995	1,476,714
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51 (144A)‡	3,716,779	2,930,195
OCP CLO Ltd 2015-10A BR2,
CME Term SOFR 3 Month + 1.9116%, 7.2623%, 1/26/34 (144A)‡	2,686,000	2,608,614
Octagon Investment Partners 48 Ltd 2020-3A BR,
CME Term SOFR 3 Month + 1.8616%, 7.1878%, 10/20/34 (144A)‡	527,000	518,148
Ondeck Asset Securitization Trust LLC 2021-1A A, 1.5900%, 5/17/27 (144A)	1,807,000	1,737,559
Onslow Bay Financial LLC 2021-INV3 A3, 2.5000%, 10/25/51 (144A)‡	2,748,834	2,086,298
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	3,732,835	2,940,872
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51 (144A)‡	1,583,173	1,212,503
Oscar US Funding Trust 2021-1A A3, 0.7000%, 4/10/25 (144A)	863,450	853,411

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Pagaya AI Debt Selection Trust 2022-1 A, 2.0300%, 10/15/29 (144A)	$459,321	$449,775
Pawnee Equipment Receivables 2021-1 A2, 1.1000%, 7/15/27 (144A)	1,622,698	1,574,750
Pear LLC 2022-1 A1, 6.5000%, 10/15/34 (144A)	253,866	253,780
Preston Ridge Partners Mortgage Trust 2021-10 A1, 2.4870%, 10/25/26 (144A)Ç	1,679,448	1,565,481
Preston Ridge Partners Mortgage Trust 2021-9 A1, 2.3630%, 10/25/26 (144A)Ç	1,668,307	1,560,780
Preston Ridge Partners Mortgage Trust 2022-2 A1, 5.0000%, 3/25/27 (144A)Ç	2,309,894	2,239,651
Provident Funding Mortgage Trust 2021-INV1 A1, 2.5000%, 8/25/51 (144A)‡	1,578,063	1,199,982
Reach Financial LLC 2021-1A B, 2.1700%, 5/15/29 (144A)	2,110,000	1,999,396
Reach Financial LLC 2022-2A A, 6.6300%, 5/15/30 (144A)	729,145	728,317
Saluda Grade Alternative Mortgage Trust 2023-SEQ3 A1,
Prime Rate by Country United States + 2.3000%, 7.1620%, 6/1/53 (144A)‡	1,938,931	1,932,940
Santander Bank Auto Credit-Linked Notes 2021-1A C, 3.2680%, 12/15/31 (144A)	422,658	409,219
Santander Bank Auto Credit-Linked Notes 2022-A B, 5.2810%, 5/15/32 (144A)	1,125,088	1,114,001
Santander Drive Auto Receivables Trust 2021-1 D, 1.1300%, 11/16/26	4,581,000	4,423,377
Sierra Receivables Funding Co LLC 2021-1A A, 0.9900%, 11/20/37 (144A)	784,235	731,296
Signal Peak CLO LLC 2022-12A A1, 7.1207%, 7/10/28‡	2,616,000	2,595,814
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 6.3330%, 1/15/39 (144A)‡	2,805,000	2,734,587
SoFi Consumer Loan Program Trust 2022-1S A, 6.2100%, 4/15/31 (144A)	1,217,472	1,216,729
SoFi Professional Loan Program 2020-C Trust, 1.9500%, 2/15/46 (144A)	1,470,545	1,322,556
Sound Point CLO Ltd 2019-1A AR,
CME Term SOFR 3 Month + 1.3416%, 6.6678%, 1/20/32 (144A)‡	2,136,000	2,117,011
SREIT Trust 2021-MFP A,
CME Term SOFR 1 Month + 0.8453%, 6.1775%, 11/15/38 (144A)‡	3,236,000	3,174,132
Tesla Auto Lease Trust 2021-B A3, 0.6000%, 9/22/25 (144A)	1,050,000	1,023,693
Tesla Auto Lease Trust 2021-B B, 0.9100%, 9/22/25 (144A)	538,000	515,339
Theorem Funding Trust 2022-3A A, 7.6000%, 4/15/29 (144A)	2,006,862	2,006,623
THL Credit Wind River CLO Ltd 2014-1A ARR,
CME Term SOFR 3 Month + 1.3116%, 6.6215%, 7/18/31 (144A)‡	5,118,934	5,079,288
Towd Point Mortgage Trust 2023-CES1 A1A, 6.7500%, 7/25/63 (144A)‡	598,055	597,556
Tricolor Auto Securitization Trust 2022-1A A, 3.3000%, 2/18/25 (144A)	256,794	256,260
Tricolor Auto Securitization Trust 2023-1A A, 6.4800%, 8/17/26 (144A)	1,583,671	1,580,425
TTAN 2021-MHC A, CME Term SOFR 1 Month + 0.9645%, 6.2755%, 3/15/38 (144A)‡	1,444,188	1,424,317
UNIFY Auto Receivables Trust 2021-1A A4, 0.9800%, 7/15/26 (144A)	2,782,422	2,723,971
United Wholesale Mortgage LLC 2021-INV4 A3, 2.5000%, 12/25/51 (144A)‡	1,370,985	1,033,455
Upstart Securitization Trust 2021-3 A, 0.8300%, 7/20/31 (144A)	41,030	40,909
Upstart Securitization Trust 2021-4 A, 0.8400%, 9/20/31 (144A)	346,437	343,218
Upstart Securitization Trust 2021-5 A, 1.3100%, 11/20/31 (144A)	161,724	159,408
Upstart Securitization Trust 2022-1 A, 3.1200%, 3/20/32 (144A)	1,715,582	1,686,611
Upstart Securitization Trust 2022-2 A, 4.3700%, 5/20/32 (144A)	1,137,398	1,128,712
USASF Receivables LLC 2021-1A C, 2.2000%, 5/15/26 (144A)	3,000,000	2,912,832
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45 (144A)	2,652,000	2,394,628
VASA Trust 2021-VASA A,
CME Term SOFR 1 Month + 1.0145%, 6.3475%, 7/15/39 (144A)‡	1,260,000	1,098,087
Verus Securitization Trust 2020-1, 2.6420%, 1/25/60 (144A)Ç	2,465,899	2,315,504
VMC Finance LLC 2021-HT1 A,
CME Term SOFR 1 Month + 1.7645%, 7.0951%, 1/18/37 (144A)‡	1,233,677	1,204,324
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36 (144A)	482,066	453,382
Westlake Automobile Receivable Trust 2023-3A A2A, 5.9600%, 10/15/26 (144A)	2,481,000	2,477,859
Woodward Capital Management 2021-3 A21,
US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51 (144A)‡	1,185,973	1,078,269
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43 (144A)‡	1,148,030	1,138,696
Woodward Capital Management 2023-CES2 A1A, 6.8080%, 9/25/43 (144A)‡	2,100,125	2,097,180
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $332,261,371)		317,896,913
Corporate Bonds– 24.7%
Banking – 9.0%
Bank of America Corp, SOFR + 1.9900%, 6.2040%, 11/10/28‡	2,851,000	2,863,876
Bank of America NA, 5.5260%, 8/18/26	6,452,000	6,420,689
Bank of Montreal, 5.7170%, 9/25/28	4,034,000	3,991,136
Barclays PLC, SOFR + 1.8800%, 6.4960%, 9/13/27‡	4,465,000	4,453,155
BNP Paribas SA, CME Term SOFR 3 Month + 2.4966%, 4.7050%, 1/10/25 (144A)‡	3,253,000	3,236,832
BNP Paribas SA, USD SWAP SEMI 30/360 5YR + 5.1500%, 7.3750% (144A)‡,µ	5,148,000	5,034,665
Capital One Financial Corp, SOFR + 2.6400%, 6.3120%, 6/8/29‡	2,533,000	2,475,493
Danske Bank A/S,
US Treasury Yield Curve Rate 1 Year + 2.1000%, 6.4660%, 1/9/26 (144A)‡	6,589,000	6,576,942
Fifth Third Bancorp, SOFR + 2.3400%, 6.3390%, 7/27/29‡	1,256,000	1,240,760
ING Groep NV, SOFR + 1.5600%, 6.0830%, 9/11/27‡	2,448,000	2,437,121
JPMorgan Chase & Co, SOFR + 1.3200%, 4.0800%, 4/26/26‡,#	6,763,000	6,563,258
JPMorgan Chase & Co, SOFR + 1.4500%, 5.2990%, 7/24/29‡	4,909,000	4,776,372
Morgan Stanley, SOFR + 1.5900%, 5.1640%, 4/20/29‡	1,918,000	1,845,221
Morgan Stanley, SOFR + 1.6300%, 5.4490%, 7/20/29‡	2,175,000	2,119,469
Morgan Stanley Bank N.A., 4.7540%, 4/21/26	2,138,000	2,089,795
PNC Financial Services Group Inc/The, SOFR + 1.8410%, 5.5820%, 6/12/29‡	2,638,000	2,559,160

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Banking– (continued)
Toronto-Dominion Bank/The, 5.5230%, 7/17/28	$3,777,000	$3,728,046
Truist Financial Corp, SOFR + 2.0500%, 6.0470%, 6/8/27‡	2,484,000	2,456,980
US Bancorp, SOFR + 2.0200%, 5.7750%, 6/12/29‡	2,260,000	2,199,839
Wells Fargo & Co, SOFR + 1.5100%, 3.5260%, 3/24/28‡	3,116,000	2,861,652
		69,930,461
Basic Industry – 0.8%
Celanese US Holdings LLC, 6.3500%, 11/15/28	6,012,000	5,936,440
Brokerage – 1.6%
Charles Schwab Corp, 5.8750%, 8/24/26	6,336,000	6,315,132
Nasdaq Inc, 5.3500%, 6/28/28	5,925,000	5,816,753
		12,131,885
Capital Goods – 1.4%
L3Harris Technologies Inc, 5.4000%, 1/15/27	4,423,000	4,384,503
Nordson Corp, 5.6000%, 9/15/28	3,080,000	3,050,430
Regal Rexnord Corp, 6.0500%, 2/15/26 (144A)	1,890,000	1,868,930
Regal Rexnord Corp, 6.0500%, 4/15/28 (144A)	1,518,000	1,476,508
		10,780,371
Consumer Cyclical – 0.9%
LKQ Corp, 5.7500%, 6/15/28 (144A)	4,169,000	4,072,762
Lowe's Cos Inc, 3.3500%, 4/1/27	916,000	852,793
Wyndham Destinations Inc, 5.6500%, 4/1/24	1,763,000	1,751,558
		6,677,113
Consumer Non-Cyclical – 2.6%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
6.5000%, 2/15/28 (144A)	1,938,000	1,915,474
GE HealthCare Technologies Inc, 5.6000%, 11/15/25	3,053,000	3,035,378
HCA Inc, 5.3750%, 2/1/25	1,308,000	1,294,157
HCA Inc, 5.8750%, 2/15/26	684,000	680,209
HCA Inc, 5.2000%, 6/1/28	1,262,000	1,219,683
Illumina Inc, 5.8000%, 12/12/25	2,951,000	2,931,944
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 2.5000%, 1/15/27	4,222,000	3,729,377
Pfizer Investment Enterprises Pte Ltd, 4.4500%, 5/19/28	4,280,000	4,126,414
Providence Service Corp, 5.8750%, 11/15/25 (144A)	1,734,000	1,648,271
		20,580,907
Electric – 1.5%
Georgia Power Co, 4.6500%, 5/16/28	2,005,000	1,934,293
National Grid PLC, 5.6020%, 6/12/28	1,558,000	1,541,030
NextEra Energy Operating Partners LP, 4.2500%, 7/15/24 (144A)	1,229,000	1,202,802
Southern California Edison Co, 5.8500%, 11/1/27	2,077,000	2,088,143
Xcel Energy Inc, 4.0000%, 6/15/28	5,589,000	5,228,710
		11,994,978
Energy – 0.4%
Columbia Pipelines Holding Company LLC, 6.0550%, 8/15/26 (144A)	1,572,000	1,576,931
Targa Resources Partners LP / Targa Resources Partners Finance Corp,
6.5000%, 7/15/27	1,643,000	1,655,733
		3,232,664
Finance Companies – 2.4%
Air Lease Corp, 0.8000%, 8/18/24	3,072,000	2,929,042
Ares Capital Corp, 7.0000%, 1/15/27#	3,793,000	3,792,954
Avolon Holdings Funding Ltd, 4.2500%, 4/15/26 (144A)	2,351,000	2,209,696
Avolon Holdings Funding Ltd, 2.1250%, 2/21/26 (144A)	3,354,000	3,004,461
Castlelake Aviation Finance DAC, 5.0000%, 4/15/27 (144A)	2,999,000	2,739,159
Owl Rock Capital Corp, 3.1250%, 4/13/27	4,908,000	4,191,053
		18,866,365
Government Sponsored – 0.6%
DAE Funding LLC, 1.5500%, 8/1/24 (144A)	1,642,000	1,572,436
Electricite de France SA, 5.7000%, 5/23/28 (144A)	1,520,000	1,505,245
NOVA Chemicals Corp, 4.8750%, 6/1/24 (144A)	1,707,000	1,677,109
		4,754,790
Insurance – 2.0%
Centene Corp, 4.2500%, 12/15/27	13,752,000	12,678,106
Corebridge Financial Inc, 3.5000%, 4/4/25	2,625,000	2,518,480
		15,196,586
Professional Services – 0.6%
Jacobs Engineering Group Inc, 6.3500%, 8/18/28	5,024,000	5,009,371
Real Estate Investment Trusts (REITs) – 0.5%
American Tower Trust I, 5.4900%, 3/15/28 (144A)	4,241,000	4,154,903
Technology – 0.4%
Marvell Technology Inc, 5.7500%, 2/15/29	3,170,000	3,140,935
Total Corporate Bonds (cost $198,996,095)		192,387,769
Mortgage-Backed Securities– 5.1%
Fannie Mae:
4.0000%, TBA, 30 Year Maturity	862,629	767,927

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool:
4.0000%, 10/1/47	$390,520	$353,644
4.0000%, 1/1/48	244,576	221,481
4.5000%, 6/1/48	369,919	345,621
4.0000%, 7/1/48	477,836	432,047
4.0000%, 8/1/48	164,418	148,663
4.0000%, 9/1/48	391,506	354,536
4.0000%, 11/1/48	560,375	506,677
4.0000%, 12/1/48	89,118	80,578
4.0000%, 6/1/49	70,412	63,609
4.5000%, 6/1/49	32,369	30,144
4.5000%, 8/1/49	45,908	42,752
4.0000%, 11/1/49	1,155,182	1,044,486
4.5000%, 1/1/50	917,563	857,292
4.5000%, 1/1/50	62,210	57,934
4.0000%, 9/1/50	1,772,434	1,601,193
4.5000%, 12/1/50	805,495	750,130
3.5000%, 2/1/51	589,932	513,831
4.0000%, 3/1/51	4,730,234	4,273,228
4.0000%, 3/1/51	91,114	82,311
4.0000%, 3/1/51	45,920	41,520
4.0000%, 8/1/51	751,954	679,898
4.0000%, 10/1/51	677,883	612,390
3.0000%, 3/1/52	999,856	835,318
3.0000%, 4/1/52	831,987	696,874
3.0000%, 4/1/52	726,237	606,580
3.5000%, 4/1/52	746,328	645,586
3.5000%, 4/1/52	398,385	344,575
3.5000%, 4/1/52	233,592	202,061
3.5000%, 4/1/52	137,580	119,014
3.5000%, 4/1/52	112,887	97,640
4.0000%, 4/1/52	534,102	478,425
4.5000%, 4/1/52	132,609	121,758
4.5000%, 4/1/52	112,169	102,990
4.5000%, 4/1/52	64,310	59,047
4.5000%, 4/1/52	58,396	53,618
4.5000%, 4/1/52	51,056	46,878
4.5000%, 4/1/52	32,876	30,178
4.5000%, 5/1/52	177,967	163,403
3.5000%, 7/1/52	2,787,061	2,419,346
4.5000%, 8/1/52	1,870,173	1,719,882
5.0000%, 10/1/52	565,802	535,452
5.0000%, 10/1/52	248,788	235,443
5.5000%, 10/1/52	4,699,772	4,572,363
4.5000%, 11/1/52	1,872,951	1,733,643
5.0000%, 1/1/53	898,450	848,920
4.5000%, 7/1/53	610,156	566,342
4.5000%, 8/1/53	439,367	407,818
		30,737,119
Freddie Mac Pool:
4.0000%, 4/1/48	31,302	28,303
4.0000%, 11/1/48	50,402	45,572
4.5000%, 6/1/49	35,947	33,468
4.5000%, 7/1/49	305,032	283,995
4.5000%, 7/1/49	45,616	42,481
4.5000%, 8/1/49	272,764	253,953
4.5000%, 1/1/50	182,653	170,056
4.5000%, 1/1/50	50,432	46,966
4.0000%, 3/1/50	601,330	543,708
4.5000%, 9/1/50	1,745,610	1,630,948
4.0000%, 10/1/50	167,676	151,476
4.5000%, 3/1/52	27,640	25,378
3.5000%, 4/1/52	97,384	84,242
3.5000%, 4/1/52	90,761	78,502
3.5000%, 7/1/52	1,083,915	940,907
4.5000%, 10/1/52	1,102,569	1,020,561
5.0000%, 10/1/52	1,711,004	1,619,226
5.0000%, 10/1/52	1,125,663	1,064,341
5.0000%, 10/1/52	34,230	32,394
		8,096,477
Total Mortgage-Backed Securities (cost $42,559,617)		39,601,523
United States Treasury Notes/Bonds– 28.3%
0.3750%, 10/31/23	22,465,000	22,376,820
0.5000%, 11/30/23	20,644,000	20,480,347

Shares or Principal Amounts		Value
United States Treasury Notes/Bonds– (continued)
0.8750%, 1/31/24	$12,392,000	$12,207,572
3.0000%, 7/31/24	31,561,000	30,918,684
4.2500%, 9/30/24	19,165,900	18,942,048
4.2500%, 12/31/24	24,496,000	24,165,878
1.5000%, 2/15/25	361,000	342,922
4.6250%, 2/28/25	1,583,000	1,568,654
4.6250%, 6/30/25	60,346,000	59,825,574
3.1250%, 8/15/25	12,236,000	11,804,394
4.6250%, 9/15/26	4,830,000	4,806,227
4.3750%, 8/31/28	13,320,600	13,188,435
Total United States Treasury Notes/Bonds (cost $222,984,972)		220,627,555
Investment Companies– 0.5%
Money Markets – 0.5%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº,£((cost $3,704,362)	3,703,308	3,704,419
Investments Purchased with Cash Collateral from Securities Lending– 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 5.2832%ºº,£	98,340	98,340
Time Deposits – 0%
Royal Bank of Canada, 5.3100%, 10/2/23	$24,585	24,585
Total Investments Purchased with Cash Collateral from Securities Lending (cost $122,925)		122,925
Total Investments (total cost $800,629,342) – 99.5%		774,341,104
Cash, Receivables and Other Assets, net of Liabilities – 0.5%		3,650,200
Net Assets – 100%		$777,991,304

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$732,519,819	94.6%
France	9,776,742	1.3
Canada	9,396,291	1.2
Denmark	6,576,942	0.8
United Kingdom	5,994,185	0.8
Ireland	5,214,157	0.7
Netherlands	2,437,121	0.3
United Arab Emirates	1,572,436	0.2
Japan	853,411	0.1

Total	$774,341,104	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/23
Investment Companies - 0.5%
Money Markets - 0.5%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº	$237,155	$663	$(606)	$3,704,419
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 5.2832%ºº	2,869∆	-	-	98,340
Total Affiliated Investments - 0.5%	$240,024	$663	$(606)	$3,802,759

	Value at 6/30/23	Purchases	Sales Proceeds	Value at 9/30/23
Investment Companies - 0.5%
Money Markets - 0.5%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº	27,396,668	99,101,442	(122,793,748)	3,704,419
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 5.2832%ºº	-	10,507,475	(10,409,135)	98,340

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	2,689	1/4/24	$545,089,712	$(1,146,162)
Futures Short:
10 Year US Treasury Note	102	12/29/23	(11,022,375)	210,426
5 Year US Treasury Note	407	1/4/24	(42,881,266)	330,698
Ultra 10-Year Treasury Note	7	12/29/23	(780,938)	31,719
US Treasury Long Bond	150	12/29/23	(17,067,188)	924,608
Total - Futures Short				1,497,451
Total				$351,289

Average Ending Monthly Value of Derivative Instruments During the Period Ended September 30, 2023

Futures contracts:
Average notional amount of contracts - long	$525,037,331
Average notional amount of contracts - short	82,217,715

Notes to Schedule of Investments (unaudited)

IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2023 is $353,795,996, which represents 45.5% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2023. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2023.

#	Loaned security; a portion of the security is on loan at September 30, 2023.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$317,896,913	$-
Corporate Bonds	-	192,387,769	-
Mortgage-Backed Securities	-	39,601,523	-
United States Treasury Notes/Bonds	-	220,627,555	-
Investment Companies	-	3,704,419	-
Investments Purchased with Cash Collateral from Securities Lending	-	122,925	-
Total Investments in Securities	$-	$774,341,104	$-
Other Financial Instruments(a):
Futures Contracts	1,497,451	-	-
Total Assets	$1,497,451	$774,341,104	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$1,146,162	$-	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70290 11-23